Warrants	9 Months Ended
Jul. 31, 2026
Warrants [Abstract]
Warrants
8.	Warrants

a.	The following table summarizes the changes in the Company’s warrants:

Number of warrants
Balance, October 31, 2024	4,429,547
Exercise of warrants	(547,921)
Expiration of warrants	(75)

Balance, October 31, 2025	3,881,551
Number of shares to be issued from the exercise of these warrants, October 31, 2025	91,741

Balance, October 31, 2025	3,881,551
Exercise of warrants	(866,642)
Balance, July 31, 2026 (*)	3,014,909
Number of shares to be issued from the exercise of these warrants	1,010,773

(*)	See note 15(b) for details of further price changes post period end.

b.	As of July 31, 2026, the following warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	5	C $	136,782.75	$97,500.00	November 17, 2027
602,039	247,338		$1.875	$1.875	April 5, 2028
2,024,739	335,242		$1.875	$1.875	September 17, 2028
386,208	428,188		$1.875	$1.875	January 15, 2029
3,014,909	1,010,773